ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current:
Accounts payable	$ 3,172	$ 2,971
Accrued and other liabilities	4,453	3,864
Lease liabilities	226	222
Financial liabilities	635	727
Unearned premiums reserve	590	533
Work in progress	1,444	1,539
Provisions and decommissioning liabilities	510	560
Liabilities held for sale	17	0
Total current	11,047	10,416
Non-current:
Accounts payable	95	82
Accrued and other liabilities	1,309	1,325
Lease liabilities	1,083	1,142
Financial liabilities	2,303	2,457
Unearned premiums reserve	1,528	1,356
Work in progress	7	23
Provisions and decommissioning liabilities	1,086	1,131
Total non-current	7,411	7,516
Bank overdrafts	338	400
Net defined benefit liability	977	1,018
Current net defined benefit liability	11	19
Non-current net defined benefit liability	966	999
Healthscope Limited
Non-current:
Financial liabilities, sale-leaseback transaction	1,800	1,847
Current financial liabilities, sale-leaseback transaction	65	56
Non-current financial liabilities, sale-leaseback transaction	$ 1,735	$ 1,791